CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total USD ($)	Common stock	Additional Paid-in Capital USD ($)	Accumulated Deficit During The Development Stage [Member] USD ($)
Beginning Balance at Jul. 12, 2011
Issuance of common stock (in shares)		22,222
Issuance of common stock	$ 200		$ 200
Net loss	(16)			(16)
Ending Balance at Dec. 31, 2011	184		200	16
Ending Balance (in shares) at Dec. 31, 2011		22,222
Net loss	(157)			(157)
Offering costs	(2,052)		(2,052)
Share-based Compensation (in shares)		9,000
Share-based Compensation	7		7
Ending Balance at Sep. 30, 2012	$ (2,018)		$ 1,845	$ 173
Ending Balance (in shares) at Sep. 30, 2012		31,222